Inventories	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Inventories

10. INVENTORIES

	2017		2016		2015
Refined products	16,260		13,390		10,709
Crude oil and natural gas	8,474		6,551		7,155
Products in process	640		411		169
Construction works in progress for third parties	142		12		85
Raw materials, packaging materials and others	1,775		1,456		1,140

	27,291	(1)	21,820	(1)	19,258	(1)

(1)	As of December 31, 2017, 2016 and 2015, the cost of inventories does not exceed their net realizable value.